Revenue from contracts with customers and trade receivables	12 Months Ended
Mar. 31, 2022
Revenue [abstract]
Revenue from contracts with customers and trade receivables
2
2
. Revenue from contracts with customers and trade receivables

Revenue from contracts with customers:

	For the Year Ended March 31,
	2022		2021		2020
Sales	Rs.	205,144	Rs.	184,202	Rs.	163,574
Service income		4,380		4,105		2,409
License fees (1)		4,867		1,415		8,617
	Rs.	214,391	Rs.	189,722	Rs.	174,600

(1)	During the year ended March 31, 2022, the Company entered into the following agreements :
•
An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment.

•
An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India
,

which formed part of the Company’s Global Generics segment. License fees includes an amount of  Rs.390 towards the aforesaid sales transaction.

•
A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI.  Under the terms of agreement, the Company was entitled to receive U.S.$6 up front at the closing
,
 U.S.$9 one year from the closing
,
event based milestone payments upon achievement of certain regulatory approvals; sales-based milestone payments; and quarterly earn-out payments based on a percentage (which varies based on sales volumes) of net sales of the product in the territory.
T
he Company recognized an amount of Rs.1,084 as a licensee fee from this transaction.
This transaction pertains to the Company’s Proprietary Products segment.

During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE
®
SYMTOUCH
®
(sumatriptan injection) 3 mg and TOSYMRA
®
(sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 towards the aforesaid sale transaction.

R
evenues by segments:

	For the Year Ended March 31,
Segment	2022		2021		2020
Global Generics	Rs.	179,170	Rs.	154,404	Rs.	138,123
PSAI		30,740		31,982		25,747
Proprietary products		1,611		523		7,949
Others		2,870		2,813		2,781
	Rs.	214,391	Rs.	189,722	Rs.	174,600

R
evenues within the Global Generics segment:

R
evenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Nervous System	Rs.	26,159	Rs.	29,040	Rs.	26,825
Gastrointestinal		23,386		21,132		19,394
Anti-Infective		22,526		12,906		9,402
Pain Management		18,437		15,531		13,808
Oncology		17,051		16,842		18,245
Respiratory		15,085		11,089		10,433
Cardiovascular		14,856		15,460		14,729
Hematology		11,737		4,959		4,725
Dermatology		6,797		5,240		3,255
Nutraceutical s		4,530		4,059		3,441
Others		18,606		18,146		13,866
Total	Rs.	179,170	Rs.	154,404	Rs.	138,123

R
evenues within the PSAI segment:

R
evenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Cardiovascular	Rs.	7,729	Rs.	9,834	Rs.	8,567
Anti-Infective		5,450		4,126		2,264
Pain Management		4,513		4,657		5,073
Nervous System		3,017		2,704		2,797
Oncology		2,526		2,385		1,798
Gastrointestinal		982		1,098		705
Genitourinary		705		825		441
Respiratory		676		1,317		789
Diabetology		544		350		168
Dermatology		498		768		1,370
Others		4,100		3,918		1,775
Total	Rs.	30,740	Rs.	31,982	Rs.	25,747

R
evenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2022		2021		2020
India	Rs.	43,986	Rs.	36,252	Rs.	32,089
United States		80,564		76,702		76,028
Russia		20,879		15,816		16,900
Others (1)		68,962		60,952		49,583
	Rs.	214,391	Rs.	189,722	Rs.	174,600

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.20,596 and Rs.10,339, representing approximately 10% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2022.

Revenues from two customers of the Company's Global Generics segment were Rs.19,341 and Rs.9,867, representing approximately 10% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2021.

Revenues from two customers of the Company's Global Generics segment
were Rs.14,164 and Rs.9,267, representing approximately 8% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2020.

D
eferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended
March 31, 2022 and 2021.

	For the Year Ended March 31,
	2022		2021
Balance as of April 1	Rs.	2,583	Rs.	3,198
Revenue recognized during the year		(1,961)		(1,089)
Milestone payment received during the year		2,210		474
Balance as of March 31	Rs.	2,832	Rs.	2,583
Current		1,235		1,052
Non-current		1,597		1,531

S
ignificant gross to net adjustments relating to Company’s North America Generics business (amounts in U.S.$ millions)

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2020, 2021 and 2022 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$ millions)
Beginning Balance: April 1, 2019	128	92	11	30
Current provisions relating to sales during the year	1,468	319	20	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,440)	(331)	(20)	(27)
Ending Balance: March 31, 2020	156	80	11	24

Beginning Balance: April 1, 2020	156	80	11	24
Current provisions relating to sales during the year (1)	1,702	245	21	15
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,656)	(247)	(19)	(20)
Ending Balance: March 31, 2021	202	78	13	19

Beginning Balance: April 1, 2021	202	78	13	19
Current provisions relating to sales during the year (2)	1,897	235	23	25
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,836)	(219)	(23)	(20)
Ending Balance: March 31, 2022	263	94	13	24
*	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.
1 t
o 1.
4
months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

** Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.

(1)
Chargebacks
provisions and payments for the year ended March 31, 2021 were each higher as compared to the year ended March 31, 2020, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebates provisions and payments for the year ended March 31, 2021 were each lower as compared to the year ended March 31, 2020, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products and also due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products, which were partially off-set by higher sales volumes during the year ended March 31, 2021 as compared to the year ended March 31, 2020.

(2)
Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products, which were partially off-set due to a lower pricing rates per unit for chargebacks. Such lower pricing rates were primarily on account of a reduction in the invoice price to wholesalers for certain of the Company products The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products.

(3)
The Company’s overall refund liability as of March 31, 2022 relating to the Company North America Generics business was U.S.$24
,
  as compared to a liability of U.S.$19 as of March 31, 2021. This increase in liability was primarily attributable to certain product mix changes and recent trends in actual sales returns for the year ended March 31, 2022, as compared to the year ended March 31, 2021.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

R
efund liabilities:

	For the Year Ended March 31,
	2022		2021
Balance at the beginning of the year	Rs.	2,824	Rs.	3,252
Provision made during the year, net of reversals		4,406		2,934
Provision used during the year		(3,699)		(3,309)
Effect of changes in foreign exchange rates		52		(53)
Balance at the closing of the year	Rs.	3,583	Rs.	2,824
Current	Rs.	3,583	Rs.	2,824
Non-current		-		-

C
ontract asset:

As mentioned in the accounting policies for refund liability set forth in Note 3.
m
. of these consolidated financial statements, the Company recognizes an asset (i.e., the right to the returned goods), for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods. Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

As of March 31, 2022 and 2021, the Company had Rs.43 and Rs.37, respectively, as contract assets representing the right to returned goods.

C
ontract liabilities
:

		As of March 31,
		2022		2021
Advance from customers	Rs.	1,341	Rs.	981
	Rs.	1,341	Rs.	981